OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

22.     OTHER PAYABLES AND ACCRUED LIABILITIES

	December 31,	December 31,
	2018	2019
Financial liabilities
-Payable for capital expenditures	5,694,632	6,832,365
-Accrued interest	396,286	494,341
-Payables withheld as guarantees and deposits	1,102,358	1,339,722
-Dividends payable by subsidiaries to non-controlling shareholders	543,207	518,360
-Consideration payable for investment projects	280,856	141,740
-Current portion of payables for mining rights	210,325	372,824
-Others	1,058,798	1,083,646
	9,286,462	10,782,998

Taxes other than income taxes payable*	831,151	732,264
Accrued payroll and bonus	220,851	21,902
Staff welfare payables	391,824	258,448
Current portion of obligations in relation to early retirement schemes (Note 21)	516,536	414,904
Contribution payable for pension insurance	30,145	20,386
Output value-added tax on pending	252,691	210,283
Others	37,492	999
	2,280,690	1,659,186

	11,567,152	12,442,184

*    Taxes other than income taxes payable mainly comprise accruals for value-added tax, resource tax, city construction tax and education surcharge.

As at December 31, 2019, except for other payables and accrued liabilities of the Group amounting to RMB825 million and RMB0.25 million, which were denominated in USD and HKD, respectively (December 31, 2018: RMB240 million and RMB0.27 million which were denominated in USD and HKD respectively), all payables and accrued liabilities were denominated in RMB.